SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(9.50%)	(10.00%)	(10.00%)
Permanent difference	0.50%	0.00%	0.10%
Research and development deduction	(3.40%)	(0.40%)	(1.90%)
Change in valuation allowance	2.50%	0.60%	1.10%
Effective tax rate	15.10%	15.20%	14.30%